RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
RELATED PARTIES
RELATED PARTIES
In the normal course of operations, the partnership enters into transactions with related parties. These transactions are recognized in the consolidated financial statements. These transactions have been measured at exchange value and are recognized in the consolidated financial statements. The immediate parent of the partnership is the BPY General Partner. The ultimate parent of the partnership is Brookfield Asset Management. Other related parties of the partnership include the partnership’s and Brookfield Asset Management’s subsidiaries and operating entities, certain joint ventures and associates accounted for under the equity method, as well as officers of such entities and their spouses.

The partnership has a management agreement with its service providers, wholly-owned subsidiaries of Brookfield Asset Management. Pursuant to a Master Services Agreement, prior to the third quarter of 2015, on a quarterly basis, the partnership paid a base management fee (“base management fee”), to the service providers equal to $12.5 million per quarter ($50.0 million annually).

Through the second quarter of 2015, the partnership also paid a quarterly equity enhancement distribution to Special L.P., a wholly-owned subsidiary of Brookfield Asset Management, of 0.3125% of the amount by which the operating partnership’s total capitalization value at the end of each quarter exceeded its total capitalization value that immediately followed the spin-off of Brookfield Asset Management’s commercial property operations on April 15, 2013, subject to certain adjustments. For purposes of calculating the equity enhancement distribution at each quarter-end, the capitalization of the partnership was equal to the volume-weighted average of the closing prices of the LP Units on the NYSE for each of the last five trading days of the applicable quarter multiplied by the number of issued and outstanding units of the partnership on the last of those days (assuming full conversion of Brookfield Asset Management’s interest in the partnership into LP Units of the partnership), plus the amount of third-party debt, net of cash, with recourse to the partnership and the operating partnership and certain holding entities held directly by the operating partnership.

On August 3, 2015, the board of directors of the partnership approved an amendment to the base management fee and equity enhancement distribution calculations, as of the beginning of the third quarter of 2015. Pursuant to this amendment, the annual base management fee paid by the partnership to Brookfield Asset Management was changed from $50.0 million, subject to annual inflation adjustments, to 0.5% of the total capitalization of the partnership, subject to an annual minimum of $50.0 million, plus annual inflation adjustments. The calculation of the equity enhancement distribution was amended to reduce the distribution by the amount by which the revised base management fee is greater than $50.0 million per annum, plus annual inflation adjustments, to maintain a fee level in aggregate that would be the same as prior to the amendment.

The base management fee for the year ended December 31, 2017 was $104 million (2016 - $104 million, 2015 - $76 million). The equity enhancement distribution for the year ended December 31, 2017 was $26 million (2016 - $25 million, 2015 - $60 million).

In connection with the issuance of Preferred Equity Units to QIA in 2014, Brookfield Asset Management has contingently agreed to acquire the seven-year and ten-year tranches of Preferred Equity Units from QIA for the initial issuance price plus accrued and unpaid distributions and to exchange such units for Preferred Equity Units with terms and conditions substantially similar to the twelve-year tranche to the extent that the market price of the LP Units is less than 80% of the exchange price at maturity.

The following table summarizes transactions and balances with related parties:

(US$ Millions)	Dec. 31, 2017	Dec. 31, 2016
Balances outstanding with related parties:
Participating loan interests	$517	$471
Net (payables)/receivables within equity accounted investments	(49)	110
Loans and notes receivable(1)	96	46
Receivables and other assets	11	71
Deposit and promissory note from Brookfield Asset Management	(633)	(500)
Property-specific obligations	(415)	(323)
Loans and notes payable and other liabilities	(156)	(136)
Capital securities held by Brookfield Asset Management	(1,250)	(1,250)
Preferred shares held by Brookfield Asset Management	(15)	(15)

(1)
At December 31, 2017, includes $96 million (December 31, 2016 - $46 million) receivable from Brookfield Asset Management upon the earlier of the partnership’s exercise of its option to convert its participating loan interests into direct ownership of the Australian portfolio or the maturity of the participating loan interests.

(US$ Millions) Years ended Dec. 31,	2017	2016	2015
Transactions with related parties:
Commercial property revenue(1)	$19	$20	$22
Management fee income	6	5	3
Participating loan interests (including fair value gains, net)	86	61	129
Interest expense on debt obligations	29	28	55
Interest on capital securities held by Brookfield Asset Management	83	76	76
General and administrative expense (2)	204	212	207
Construction costs(3)	295	266	308

(1)	Amounts received from Brookfield Asset Management and its subsidiaries for the rental of office premises.

(2)	Includes amounts paid to Brookfield Asset Management and its subsidiaries for management fees, management fees associated with the partnership’s private funds, and administrative services.

(3)	Includes amounts paid to Brookfield Asset Management and its subsidiaries for construction costs of development properties.

During the first quarter of 2017, the partnership and QIA each acquired a 25% interest in two multifamily developments from Canary Wharf for a combined consideration of £70 million ($87 million), representing costs incurred to the date of sale plus the equity funding required to complete the developments.

During the first quarter of 2017, the partnership along a Brookfield real estate opportunity fund, acquired a 25% and 75% interest, respectively, of One Post Street, an office building in San Francisco, California for $245 million.